Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses	$ 8,025,342	$ 7,362,372
Partnership Interest [Member]
Operating Expenses	1,135,541	1,158,094
Partnership Interest [Member] | Partnership [Member]
Operating Expenses	648,908	632,495
Partnership Interest [Member] | U S Feeder [Member]
Operating Expenses	378,968	401,328
Partnership Interest [Member] | Cayman Feeder [Member]
Operating Expenses	$ 107,665	$ 124,271